Document and Entity Information Document	Oct. 29, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	GoDaddy Inc.
Entity Central Index Key	0001609711
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36904
Entity Tax Identification Number	46-5769934
Entity Address, Address Line One	100 S. Mill Ave, Suite 1600
Entity Address, City or Town	Tempe
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85281
City Area Code	480
Local Phone Number	505-8800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.001 par value per share
Trading Symbol	GDDY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false